SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]


                         Post Effective Amendment No. 53                  [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                                 Amendment No. 54                         [X]


                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:

                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [ ] On             pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       AVONDALE HESTER TOTAL RETURN FUND

                        100 Congress Avenue, Suite 1920
                              Austin, Texas 78701
                                 (800) 282-2340

     AVONDALE HESTER TOTAL RETURN FUND (the "Fund") is a mutual fund with the investment objective of seeking the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks) and higher quality fixed income obligations. The balance between equity and fixed income securities will be adjusted based upon the market interpretation of Hester Capital Management, LLC, the Fund's investment adviser.


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a series of Professionally Managed Portfolios.


A Statement of Additional Information dated October 1, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and information about other companies that file electronically with the SEC.



TABLE OF CONTENTS

Expense Table                                     2
Financial Highlights                              3
Objective and Investment Approach of the Fund     4
Management of the Fund                            5
How To Invest in the Fund                         6
How To Redeem an Investment in the Fund           7
Services Available to the Fund's Shareholders     8
How the Fund's Per Share Value Is Determined      9
Distributions and Taxes                           9
General Information                              10



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






Prospectus dated October 1, 1998


     The AVONDALE HESTER TOTAL RETURN FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $1,000, with subsequent investments of $250 or more ($500 and $100, respectively, for retirement plans). Shares will be redeemed at net asset value per share.


EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases              None
Maximum Sales Load Imposed on Reinvested Dividends   None
Deferred Sales Load                                  None
Redemption Fees                                      None
Exchange Fee                                         None

Annual Fund Operating Expenses
   (As a percentage of average net assets)

Management Fees                                      0.70%
Other Expenses                                       0.89%
Total Fund Operating Expenses                        1.59%



Example

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period


     1 Year     3 Years     5 Years     10 Years
     $16        $50         $87         $189


     The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

     The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the fiscal period ended March 31, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover.


                                                                                                                 October 12, 1988*
                                          Year Ended March 31,                                                   to March 31,

                                          1998    1997    1996    1995    1994     1993    1992    1991    1990    1989

Net Asset Value, beginning of period      $26.13  $27.76  $23.58  $22.93  $24.78   $24.19  $22.44  $20.76  $19.84  $20.00

Income from Investment Operations:
Net investment income                       0.16    0.18    0.27    0.23    0.26     0.46    0.51    0.75    0.88    0.48
Net realized and unrealized (loss) gain
  on investments                            9.61    0.14    6.00    1.49   (0.44)    1.62    1.92    1.46    1.13   (0.14)
Total from investment operations            9.77    0.32    6.27    1.72   (0.18)    2.08    2.43    2.21    2.01    0.34
Less Distributions:
Dividends (from net investment income)     (0.15)  (0.28)  (0.27)  (0.23)  (0.35)   (0.49)  (0.68)  (0.53)  (0.79)  (0.50)
Distributions (from net capital gains)     (0.49)  (1.67)  (1.82)  (0.84)  (1.32)   (1.00)  -0-     -0-     (0.30)  -0-
Total distributions                        (0.64)  (1.95)  (2.09)  (1.07)  (1.67)   (1.49)  (0.68)  (0.53)  (1.09)  (0.50)

Net Asset Value, end of period            $35.26  $26.13  $27.76  $23.58  $22.93   $24.78  $24.19  $22.44  $20.76  $19.84

Total Return                               37.65%   1.10%  26.67%   7.82%  (0.82)%   9.19%  11.07%  10.90%  10.13%   1.72%

Net Assets, end of period (millions)      $10.9   $ 9.9   $ 9.8   $ 6.9   $ 7.4    $ 7.6   $ 7.8   $ 5.4   $ 2.4   $ 0.7

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before expense reimbursement                1.59%   1.83%   1.69%   1.77%   1.83%    1.78%   2.13%   2.58%   4.27%   9.33%+
After expense reimbursement                 1.59%   1.83%   1.69%   1.77%   1.83%    1.78%   1.96%   1.98%   1.92%   1.30%+
Ratios of net income (loss)
    to average net assets:
Before expense reimbursement                0.48%   0.62%   1.03%   0.96%   1.09%    1.97%   2.00%   3.02%   1.81%  (2.63)%+
After expense reimbursement                 0.48%   0.62%   1.03%   0.96%   1.09%    1.97%   2.17%   3.62%   4.16%   5.40%+

Portfolio turnover rate                     9.38%  40.87%  52.25%  52.24%  73.65%  157.64%  59.58%  65.51%  99.50%  60.82%+



*  Effective date of the Fund's initial registration under the Securities Act of 1933.




+Annualized.

OBJECTIVE AND INVESTMENT APPROACH OF THE FUND

     The investment objective of the Fund is to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing in equity and fixed income securities. There is, of course, no assurance that the Fund's objective will be achieved, and the Fund's net asset value per share will fluctuate as the market value of its investment portfolio fluctuates.

     General  Policies.   The  Fund  will  normally  invest  in  common  stocks,
securities convertible into common stocks, preferred stocks, and fixed income debt securities, .


     The Fund's investment adviser, Hester Capital Management LLC (the "Adviser") has the flexibility to select among different types of investments for growth and income and to alter the composition of the portfolio as economic and market trends change. The Fund may invest up to 100% of the value of its total assets in either equity securities (common stocks, securities convertible into common stocks, preferred stocks) or in fixed-income debt securities.


     In selecting equity investments for the Fund, the Adviser uses fundamental analysis and focuses on stocks of companies that have a market capitalization equal to or in excess of $500 million (commonly known as "large mid-cap" stocks) and stocks of companies that have a market capitalization in excess of $1 billion (commonly known as "large cap" stocks). The Adviser expects under normal market conditions the Fund's equity portfolio holdings may include investments in 45 to 50 companies. The annual portfolio turnover in the equity portion of the Fund is not expected to exceed 30%.

     Fixed-income securities held by the Fund are expected to include U.S. Treasury and agency obligations as well as high-grade corporate and asset-backed securities. Typically the average maturity for the fixed-income portion of the Fund's portfolio would be between two and ten years. This does not, however, prevent the Fund from purchasing fixed-income securities with longer maturity periods (such as thirty-year government bonds).

     Foreign Securities. The Fund may invest up to 15% of its assets in securities of foreign issuers, including American Depositary Receipts ("ADR's"). ADR's are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities.

     There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S., and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could adversely affect the value of those investments. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments.

     Securities Lending. In order to generate additional income, the Fund may lend up to 30% of its portfolio securities to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Fund's Adviser or Distributor and whose creditworthiness is acceptable to the Adviser. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned at all times during the loan. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit.

     Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily in short-term maturities. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and reviewed by the Trust's Board of Trustees. The Adviser monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     Portfolio Turnover. The annual rate of overall portfolio turnover is anticipated to be less than 100%. However, under certain market conditions, the Fund may experience a higher rate of portfolio turnover. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund, and may increase realized capital gains which are taxable to Fund shareholders when distributed.

     Investment   Restrictions.   The  Fund  has  adopted   certain   investment
restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Adviser provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Adviser a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the following annual rates: 0.70% on the first $200 million of net assets; 0.60% on the next $300 million of net assets; and 0.50% on net assets exceeding $500 million.


     Hester Capital Management, LLC, the Fund's adviser, is a registered investment advisor located at 100 Congress Avenue, Austin, TX 78701, and provides investment advisory service to individuals and institutions with assets of approximately $500 million. Hester is a majority-owned subsidiary of Morgan Asset Management, Inc., which is owned by Morgan Keegan & Co., a New York Stock Exchange listed brokerage and investment firm headquartered in Memphis, Tennessee. Mr. I. Craig Hester, President, and Mr. John Gunthrop, Executive Vice President, are responsible for the management of the Fund's portfolio. Each has been associated with the Adviser for more than the past five years. Prior to September 1, 1998, the Fund was known as Avondale Total Return Fund and was managed by Herbert R. Smith & Co., Inc.


     Investment Company Administration Corporation (the "Administrator") acts as the Fund's administrator. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee equal to the greater of 0.15 of 1% of the Fund's average daily net assets or $30,000.

     The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's operating expenses to assure that the Fund's ratio of operating expenses to average net assets does not exceed 1.83% through the fiscal year ending March 31, 2000. The Adviser also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses. Any such reimbursements or payments of expenses which are the Fund's obligation may be repaid by the Fund within three subsequent years provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

     The Adviser may consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions. The Fund will not effect portfolio transactions with, nor pay commissions to, any broker-dealer affiliated with the Adviser.

HOW TO INVEST IN THE FUND

     The minimum initial investment is $1,000. Subsequent investments must be at least $250. Investments in retirement plans may be for minimums of $500 and $100, respectively. The Fund may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

     Investors may purchase shares of the Fund by check or by wire:

By check


     Initial Investment. Complete the Fund's Account Application (included with this Prospectus). Make your check payable to "Avondale Hester Total Return Fund." Mail or deliver the completed Account Application and your check to the
Fund:

     Avondale Hester Total Return Fund
     P.O. Box 640856
     Cincinnati, Ohio 45264-0856


     For purchase orders sent by overnight mail, please contact the Transfer Agent at (800) 282-2340 for instructions.


     Subsequent Investments. Detach and complete the stub attached to your account statement. Make your check payable to "Avondale Hester Total Return Fund." Write your shareholder account number on the check. Mail or deliver the check and reinvestment form to the Fund in the envelope provided or send to the Fund at the address indicated above.


By wire

     Initial Investment. Before wiring funds, call the Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day the New York Stock Exchange is open for trading in order to receive an account number. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Provide the Transfer Agent with your name, and the dollar amount to be invested. Complete the Fund's Account Application (included with this Prospectus). Be sure to include the date and the order confirmation number. Mail or deliver the completed Application to the appropriate address shown at the top of the Account Application. You should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the Fund's Custodian, as follows:


     Star Bank, N.A.
     ABA Routing Number: 0420-0001-3
     Avondale Hester Total Return Fund
     DDA # 483897914
     (Account name and number)


     Subsequent Investments. For subsequent investments, an investor should call the Transfer Agent at (800) 282-2340 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire the funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information about remitting funds in this manner from the Transfer Agent, and any fees that may be imposed from their own banks.

     General. Payments of proceeds from redemptions of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and its Distributor reserve the right to reject any purchase order.

     If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

     Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund does not issue share certificates. All shares are held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

     Shareholders have the right to have the Fund redeem all or any portion of their outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct Redemption


     A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should be sent to: Avondale Hester Total Return Fund, American Data Services, P.
O. Box 5536, Hauppauge, NY 11788-0132. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions of amounts over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws; these institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor. Telephone Redemption.


     Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at (800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. Neither the Fund nor the Transfer Agent will be liable for any loss, expense, or cost arising out of any telephone redemption request, including any fraudulent or unauthorized requests that are reasonably believed to be genuine, provided that such procedures are followed. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

General

     Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Acts accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $1,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

     Retirement Plans. The minimum initial investment for such plans is $500, with minimum subsequent investments of $100. The Fund also offers a prototype Individual Retirement Account ("IRA") plan. Investors should consult a tax adviser before establishing an IRA plan.

     Check-A-Matic Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $25), as if the shareholder had written it directly. Upon receipt of the check, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing.

     Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

     A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceed the dividends credited to the shareholder's account, the account ultimately may be depleted.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED

     The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES


     Dividends and Distributions. Dividends from net investment income are declared and paid annually. Capital gain distributions, if any, are normally paid annually, but the Fund may make an additional payment of dividends or distributions if it is necessary at another time during the year.


     Dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

     Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its net investment income and net realized capital gains in accordance with the timing requirements of the Code, the Fund will not be subject to any federal income or excise taxes. However, distributions made by the Fund will be taxable to shareholders (other than tax-exempt entities), whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income and short-term capital gains are taxable to shareholders as ordinary income. A portion of such distributions may qualify for the intercorporate dividends-received deduction. Distributions derived from long-term capital gains are taxable as such regardless of the length of time shares of the fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

     Additional  information  about  taxes  is set  forth  in the  Statement  of
Additional   Information.   Shareholders   should  consult  their  own  advisers
concerning federal, state and local taxation of distributions from the Fund.

GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year, the past five years and from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the maximum public offering price) at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions at net asset value. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Year 2000. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

     Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus or in the Statement of Additional Information.




Investment Adviser


Hester Capital Management, LLC
100 Congress Avenue, Suite 1920
Austin, Texas 78701



Distributor

First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261E
Phoenix, AZ 85018


Custodian

Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202


Transfer Agent

American Data Services
P. O. Box 5536
Hauppauge, New York 11788-0132
(800) 282-2340


Auditors

Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103


Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, California 94104



AVONDALE  HESTER


TOTAL RETURN FUND













A fully managed mutual fund seeking the combination of income and capital appreciation that will produce maximum total return consistent with reasonable risk.

PROSPECTUS


October 1, 1998

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 1998
                            Revised November 2, 1997

                        AVONDALE HESTER TOTAL RETURN FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                100 Congress Ave.
                               Austin, Texas 78701


                                 (800) 282-2340



         This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus of the Avondale Hester Total Return Fund (the "Fund"). A copy of the prospectus of the Fund dated August 1, 1998, as revised October 1, 1998, is available by calling either of the numbers listed above.



                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective And Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-4
Distributions and Tax Information...............................................................................B-6
Trustees and Executive Officers.................................................................................B-8
The Fund's Investment Advisor..................................................................................B-10
The Fund's Administrator.......................................................................................B-10
The Fund's Distributor.........................................................................................B-11
Execution of Portfolio Transactions............................................................................B-11
Additional Purchase and Redemption Information.................................................................B-13
Determination of Share Price...................................................................................B-14
Performance Information........................................................................................B-15
General Information............................................................................................B-16
Financial Statements...........................................................................................B-17
Appendix.......................................................................................................B-18




Avondale Hester SAI                                   B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This Statement of Additional Information relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES


         The Avondale Hester Total Return Fund is a mutual fund with the investment objective of seeking the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks) and higher quality fixed income obligations. The balance between debt and equity securities may be adjusted based upon the market interpretation of the Investment Advisor of the Fund. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.


Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

Avondale Hester SAI                                   B-2

         There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Lending of Portfolio Securities

         As noted in the Prospectus, the Fund may lend up to 30% of its portfolio securities in order to generate additional income. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time.

When-Issued Securities


         The Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will designate liquid assets with its Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


Foreign Securities

         The Fund may invest up to 15% of its total assets in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic

Avondale Hester SAI                                   B-3
companies in the same industry and foreign currencies may be stronger or weaker than the U.S. dollar. An investment may be affected by changes in currency rates and in exchange control regulations, and the Fund may incur transaction charges in exchanging currencies. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Foreign stock markets may have substantially less volume than the New York Stock Exchange, and securities of foreign issuers may be generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of exchanges, broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. With respect to 75% of its total assets: (a) invest more than 5% of its total assets (taken at market value at the time of investment) in the securities of any one issuer, or (b) acquire more than 10% of the outstanding voting securities of any one issuer (at the time of acquisition); except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

         2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         3. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

Avondale Hester SAI                                   B-4

         5. Buy or sell interests in oil, gas or mineral exploration or development programs, or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

         6. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Trustees or officers of the Trust or the Fund's Investment Advisor owns beneficially more than 1/2 of 1%, and all such Trustees or officers holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

         7. Purchase or sell real estate, commodities or commodity contracts or invest in put, call, straddle or spread options. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities involving options and/or futures for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

         8. Invest, in the aggregate, more than 10% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         9. Invest in any issuer for purposes of exercising control or management.

         10. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

         11. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.

         12. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies which in the aggregate would exceed 10% of the value of the Fund's total assets.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.




Avondale Hester SAI                                   B-5

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted

Avondale Hester SAI                                   B-6
with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.


         Any long-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of

Avondale Hester SAI                                   B-7
an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.

Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.


Avondale Hester SAI                                   B-8

Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).


Robert M. Slotky*    06/17/47    Treasurer

2020 E.  Financial  Way,  Suite 100,  Glendora,  California  91741.  Senior Vice
President, Investment Company Administration Corporation since May, 1997; formerly instructor of accounting at California State University - Northridge
(1997); Chief Financial Officer, Wanger Asset management, L.P. and Treasurer of Acorn Investment Trust (1992 - 1996).


Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.

*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.






Avondale Hester SAI                                   B-9

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000


         During the fiscal year ended March 31, 1998, trustees' fees and expenses in the amount of $5,221 were allocated to the Fund. As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                          THE FUND'S INVESTMENT ADVISOR


         As stated in the Prospectus, investment advisory services are provided to the Fund by Hester Capital Management, L.L.C., the Advisor, pursuant to an Investment Advisory Agreement. Prior to September 1, 1998, advisory services were provided by Herbert R. Smith, Incorporated.


         For the fiscal years ended March 31, 1996, March 31, 1997 and March 31, 1998, Herbert R. Smith, Incorporated, the previous advisor received investment advisory fees of $58,529, $71,531 and $75,323, respectively, under the Investment Advisory Agreement.




          The Advisor is a registered investment advisor located at 100 Congress Avenue, Austin, TX 78701, and provides investment advisory service to individuals and institutions with assets of approximately $500 million. The Advisor is a majority-owned subsidiary of Morgan Asset Management, Inc., which is owned by Morgan Keegan & Co., a New York Stock Exchange listed, brokerage and investment firm headquartered in Memphis, Tennessee. Mr. I. Craig Hester, President, and Mr. John Gunthorp, Executive Vice President, are responsible for the management of the Fund's portfolio. Each has been associated with the Advisor for more than the past five years.




         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli

Avondale Hester SAI                                   B-10
and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives an annual fee equal to the greater of .15% of the Fund's average daily net assets or $30,000.


         During each of the fiscal years ended March 31, 1996, March 31, 1997 and March 31, 1998, respectively, the Administrator received fees of $30,000.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless

Avondale Hester SAI                                   B-11
better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.


         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund. In this regard, during the fiscal year ended March 31, 1998, substantially all of the brokerage commissions paid by the Fund were directed to the selected brokers because of research services provided and were effected at rates believed by Herbert R. Smith, Incorporated, the former Advisor, to be higher than otherwise obtainable, but reasonable in relation to the services provided. The services obtained by this allocation of brokerage included the Bridge Trading System software and data access fees and research reports from William O'Neil & Co.


         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client

Avondale Hester SAI                                   B-12
accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

         The Fund does not use the Distributor to execute its portfolio transactions. For the fiscal years ended March 31, 1996, March 31, 1997 and March 31, 1998, respectively, the aggregate brokerage commissions paid by the Fund were $15,895, $16,852 and $7,960.


         Of the total commissions paid by the Fund during the fiscal year ended March 31, 1998, $4,830 (60.68%) was paid to firms for research, statistical or other services provided to the former Advisor.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund

Avondale Hester SAI                                   B-13
not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Avondale Hester SAI                                   B-14

                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years
          ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period .

         The average annual compounded rate of returns, or total return, for the Fund for the one year and five year periods and from the period from inception of the Fund on October 12, 1988 through March 31, 1998 were 37.65%, 13.51% and 11.65%, respectively.

Avondale Hester SAI                                   B-15

                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788- 0132 is the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

         Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


         The following persons are beneficial owners of more than 5% of the Fund's outstanding voting securities as of October 30, 1998. An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees:

         Westwood Trust, Trustee, Humphrey Printing Co. Profit Sharing Trust;
           200 Crescent Ct., Dallas, TX 75201; 6.769%


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund.

Avondale Hester SAI                                   B-16

The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.

                              FINANCIAL STATEMENTS

         The annual report to shareholders for the Fund for its most recent fiscal year end is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this Statement of Additional Information.



Avondale Hester SAI                                   B-17

                                    APPENDIX

                          Description of Bond Ratings*

Moody's Investors Service

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Avondale Hester SAI                                   B-18

Standard & Poor's Corporation

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


Avondale Hester SAI                                   B-19

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                        FORM N-1A
                                         PART C

Item 23.  Exhibits.


                  (1) Agreement and Declaration of Trust (1)
                  (2) By-Laws (1)
                  (3) Specimen  stock  certificate (6)
                  (4) Form of Investment  Advisory Agreement
                  (5) Form of  Distribution  Agreement (2)
                  (6) Not applicable
                  (7) Form of Custodian  Agreement with Star Bank, NA (5)
                  (8) (1) Form of Administration Agreement with Investment
                           Company Administration Corporation (3)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services (5)
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services (5)
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (4)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation (7)
                  (9) Opinion of Counsel
                  (10) Consent of Independent  Auditors
                  (11) Not applicable
                  (12) No  undertaking  in effect
                  (13) Form of Plan  pursuant to Rule 12b-1 (2)
                  (14) Financial  Data  Schedule
                        (filed  as  Exhibit  27 for electronic filing purposes)
                  (15) Not applicable


1 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

2 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

3 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

4 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.

5 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.

6 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.

7 To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007

    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 27.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 28.  Location of Accounts and Records.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 30.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                           SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on November 2, 1998.


                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




/S/ Steven J. Paggioli            Trustee       November 2, 1998
Steven J. Paggioli

/S/ Eric M. Banhazl               Principal     November 2, 1998
Eric M. Banhazl                   Financial
                                  Officer

Dorothy A. Berry                  Trustee       November 2, 1998
*Dorothy A. Berry

Wallace L. Cook                   Trustee       November 2, 1998
*Wallace L. Cook

Carl A. Froebel                   Trustee       November 2, 1998
*Carl A. Froebel

Rowley W. P. Redington            Trustee       November 2, 1998
*Rowley W. P. Redington



* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995